Segment and Customer Reporting (Details 2) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Statement [Line Items]
Others	$ 450	$ 30
Total of Revenues attributed	44,059	16,270
Canada
Statement [Line Items]
Revenues attributed	1,258	1,927
United States [Member]
Statement [Line Items]
Revenues attributed	$ 42,351	$ 14,313